Notes to consolidated statements of cash flows - Summary of total cash outflow for leases (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes to consolidated statements of cash flows
Within operating activities	€ (18,108)	€ (25,818)	€ (27,631)
Within investing activities	1,742	(428)	(3,282)
Within financing activities	(41,347)	(40,095)	(38,530)
Total cash outflow for leases	€ (57,713)	€ (66,341)	€ (69,443)